Finance income	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance income	Note 12. Finance income

	For the year ended December 31,
(SEK in thousands)	2025	2024
Interest income	5,080	21,777
Exchange rate gains	1,403	43,838
Total finance income	6,483	65,615